Cover	Sep. 29, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 29, 2021
Entity File Number	000-54867
Entity Registrant Name	LGBTQ LOYALTY HOLDINGS, INC.
Entity Central Index Key	0001510247
Entity Tax Identification Number	80-0671280
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2435 Dixie Highway
Entity Address, City or Town	Wilton Manors
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33305
City Area Code	(954)
Local Phone Number	947-6133
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false